Average Annual Total Returns - No Load - Salient Tactical Growth Fund	May 01, 2021
S&P 500 Index
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	14.27%
HFRXEquityHedgeIndex [Member]
Average Annual Return:
1 Year	4.60%
5 Years	2.92%
10 Years	0.76%
Since Inception	1.56%
Investor Class
Average Annual Return:
1 Year	7.99%
5 Years	5.24%
10 Years	3.98%
Since Inception	3.97%
Inception Date	Sep. 14, 2009
Institutional Class
Average Annual Return:
1 Year	8.40%
5 Years	5.60%
10 Years	4.34%
Since Inception	4.32%
Inception Date	Sep. 14, 2009
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.81%
5 Years	4.24%
10 Years	3.14%
Since Inception	3.26%
Inception Date	Sep. 14, 2009
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.05%
5 Years	3.82%
10 Years	3.00%
Since Inception	3.05%
Inception Date	Sep. 14, 2009